Report of the directors financial review risk report - The consensus Upside scenario (Details) - Upside scenario	6 Months Ended
Jun. 30, 2023
– United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	8.70%
– United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%
House price index (%, start-to-peak)	5.70%
Inflation rate (YoY % change, min)	1.00%
– France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	10.10%
– France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.20%
House price index (%, start-to-peak)	17.10%
Inflation rate (YoY % change, min)	1.40%